Basis of Presentation and Significant Accounting Policies - Recently Adopted Accounting Standards (Details) - ASU 2016-02 adoption $ in Millions	Jan. 01, 2019 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use lease asset	$ 75.5
Operating and finance lease liability	$ 85.9